Note 1 - Description of Plan 2 (Details Textual) - Investment, Identifier [Axis]: ParticipantLoansMember - EBP 16-0733425 003 [Member]		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%